21. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Tables
Deferred revenue
	12.31.17	12.31.16
Non-current
Nonrefundable customer contributions	194,629	199,990
Total Non-current	194,629	199,990

	12.31.17	12.31.16
Current
Nonrefundable customer contributions	3,360	764
Total Current	3,360	764